Schedule of finance costs (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total finance costs	kr (95,062)	kr (544,901)	kr (677,198)	kr (224,345)
Interest expense on loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(1,222)	(5)	(14,289)	(119,229)
Interest expense on lease liabilitie [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(26,184)	(24,221)	(49,068)	(43,730)
Interest expense on convertible debenture [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(22,468)	(421,602)	(445,181)	(40,648)
Interest expense on liabilities associated with cash advances [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(34,950)	(35,743)	(80,108)	(11,172)
Exchange rate losses [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(3,778)	(61,425)	(85,851)	(7,352)
Other finance costs [member]
IfrsStatementLineItems [Line Items]
Total finance costs	kr (6,460)	kr (1,905)	kr (2,701)	kr (2,214)